Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($) $ in Thousands	Class A Ordinary Shares	Class B Ordinary Shares	Series Seed Preferred Shares	Subscription Receivable	Additional Paid-in Capital	Statutory Reserves	(Accumulated Deficit)/ Retained Earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2020		$ 1		$ (9)	$ 156	$ 33	$ 292	$ 23	$ 496
Balance (in Shares) at Dec. 31, 2020	2,544,148	9,630,634	272,978
Net loss							(16,704)		(16,704)
Accretion to mezzanine equities					(1,064)				(1,064)
Share-based compensation expense					14,457				14,457
Disposal of an subsidiary					425	(33)			392
Foreign currency translation adjustment								60	60
Balance at Dec. 31, 2021		$ 1		(9)	13,974		(16,412)	83	(2,363)
Balance (in Shares) at Dec. 31, 2021	2,544,148	9,630,634	272,978
Net loss							(8,845)		(8,845)
Share-based compensation expense					1,060				1,060
Share-based compensation expense (in Shares)	382,250
Reverse recapitalization				9	18,524				18,533
Reverse recapitalization (in Shares)	4,965,379
Conversion into ordinary shares	$ 1				12,472				12,473
Conversion into ordinary shares (in Shares)	5,424,126		(272,978)
Foreign currency translation adjustment								(544)	(544)
Balance at Dec. 31, 2022	$ 1	$ 1			$ 46,030		$ (25,257)	$ (461)	$ 20,314
Balance (in Shares) at Dec. 31, 2022	13,315,903	9,630,634